Fair Value (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
Fair Value Hierarchy for Assets and Liabilities Measured at Fair Value	The following tables present the Company’s fair value hierarchy for assets and liabilities measured at fair value on a recurring basis as of December 31, 2024 (Successor) and December 31, 2023 (Predecessor):

December 31, 2024 (Successor)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investment in debt security - AFS .......................	$—	$—	$11,187	$11,187

Liabilities:
Earnout liability ...................................................	—	—	14,752	14,752
WTI warrant liability			17,230	17,230
Private placement warrant liability .....................	—	16,793	—	16,793

December 31, 2023 (Predecessor)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs( Level 3)	Total
Assets:
Exchange-traded investments at FVTNI .............	$9,685	$—	$—	$9,685

Liabilities:
Embedded derivative liability .............................	$—	$—	$1,994	$1,994
Related party payables ........................................	347	—	—	347

Changes in Fair Value of Level 3 Assets	Changes in the estimated fair value of Level 3 financial assets and liabilities that are measured on a recurring basis for the Successor period from October 2, 2024 through December 31, 2024, the Predecessor period from
January 1, 2024 through October 1, 2024 and the Predecessor year ended December 31, 2023, respectively, are as follows:

	Forward Contract	Embedded Derivative Liability	Investment in debt securities - AFS	Earnout Liability	WTI Warrant Liability
Balance as of January 1, 2023 (Predecessor) ....................................	$—	$1,641	$—	$—	$—
Additions ............................................	—	1,119	—	—	—
Change in fair value ...........................	—	(766)	—	—	—
Balance as of December 31, 2023 (Predecessor) .....................................	$—	$1,994	$—	$—	$—
Additions ............................................	—	—	10,110	—	—
Settlement ...........................................	—	(2,472)	—	—	—
Change in fair value ...........................	—	478	62	—	—
Balance as of October 1, 2024 (Predecessor) .....................................	—	—	10,172	—	—

Balance as of October 2, 2024 (Successor) ........................................	—	—	10,172	11,352	—
Additions ............................................	54	—	106		15,690
Settlement ...........................................	(99)	—	—	—	—
Change in fair value ...........................	45	—	909	3,400	1,540
Balance as of December 31, 2024 (Successor) ........................................	$—	$—	$11,187	$14,752	$17,230

Changes in Fair Value of Level 3 Liabilities	Changes in the estimated fair value of Level 3 financial assets and liabilities that are measured on a recurring basis for the Successor period from October 2, 2024 through December 31, 2024, the Predecessor period from
January 1, 2024 through October 1, 2024 and the Predecessor year ended December 31, 2023, respectively, are as follows:

	Forward Contract	Embedded Derivative Liability	Investment in debt securities - AFS	Earnout Liability	WTI Warrant Liability
Balance as of January 1, 2023 (Predecessor) ....................................	$—	$1,641	$—	$—	$—
Additions ............................................	—	1,119	—	—	—
Change in fair value ...........................	—	(766)	—	—	—
Balance as of December 31, 2023 (Predecessor) .....................................	$—	$1,994	$—	$—	$—
Additions ............................................	—	—	10,110	—	—
Settlement ...........................................	—	(2,472)	—	—	—
Change in fair value ...........................	—	478	62	—	—
Balance as of October 1, 2024 (Predecessor) .....................................	—	—	10,172	—	—

Balance as of October 2, 2024 (Successor) ........................................	—	—	10,172	11,352	—
Additions ............................................	54	—	106		15,690
Settlement ...........................................	(99)	—	—	—	—
Change in fair value ...........................	45	—	909	3,400	1,540
Balance as of December 31, 2024 (Successor) ........................................	$—	$—	$11,187	$14,752	$17,230

Significant Unobservable Inputs Utilized to Estimate Fair Value	A summary of the significant unobservable inputs utilized to estimate the fair value is as follows:

Embedded derivative within 2025 Note issued August 18, 2022 with a principal balance of $4,000	Settlement	December 31, 2023
Discount Rate ..........................................................................................................	35%	35% - 36%
Probability of Expected Outcomes
Financing ..............................................................................................................	100%	95%
Change in control ..................................................................................................	—%	3%
Other .....................................................................................................................	—%	2%

Embedded derivative within 2025 Notes issued June 7 & July 3, 2023 with an aggregate principal balance of $2,000
Discount Rate ..........................................................................................................	71% - 87%	71% - 88%
Probability of Expected Outcomes
Financing ..............................................................................................................	100%	95%
Change in control ..................................................................................................	—%	3%
Other .....................................................................................................................	—%	2%
The investment in debt securities is stated at fair value as described in Note 3. Investments. The terms of the securities are such that they are highly likely to convert into Class D Units of AeroFlexx. The fair value of the debt securities is estimated on an as-converted basis using a Black-Scholes model incorporating breakpoints upon which each tranche of AeroFlexx equity participates in distributions.

	October 2, 2024	December 31, 2024
Volatility ....................................................................................................................	120.00%	120.00%
Time to liquidity ........................................................................................................	2 years	2 years
Discount for lack of marketability .............................................................................	18.00%	31.00%
Weighted average cost of capital ...............................................................................	45.00%	45.00%
Risk-free rate .............................................................................................................	3.51%	4.23%
The following table summarizes the inputs used in
simulating the Company’s stock price for purposes of valuing the Earnout Shares:

	October 2, 2024	December 31, 2024
Term ...........................................................................................................................	7 years	6.8 years
Stock price .................................................................................................................	$10.87	$13.85
Volatility ....................................................................................................................	56.00%	56.00%
Risk-Free Rate ...........................................................................................................	3.62%	4.42%
Dividend Yield ..........................................................................................................	—%	—%
The following table summarizes the unobservable inputs used in estimating the fair value of the Earnout Shares based on revenue for Accelsius (Milestone One):

October 2, 2024
Revenue risk premium ..........................................................................................................................	6.10%
Revenue volatility .................................................................................................................................	44.00%
The following table summarizes the unobservable inputs used in estimating the fair value of the Earnout Shares based on revenue for AeroFlexx (Milestone Three):

	October 2, 2024	December 31, 2024
Revenue risk premium ................................................................................................	30.60%	36.10%
Revenue volatility .......................................................................................................	165.00%	176.00%
The fair value of the WTI Warrants was determined using a Monte Carlo valuation model in which the future stock price is simulated assuming a GBM in a risk-neutral framework. The model utilizes significant assumptions including stock price, stock price volatility, and credit spread. The credit spread relates to estimated counterparty credit risk of Innventure being able to make payments related to the WTI Lenders’ put right, in which the WTI
Lenders may exchange the WTI Warrants for a total cash payment of $15,000 after the four-year anniversary of issuance. The risk-free interest rate was determined by reference to the U.S. Treasury yield curve.

	October 22, 2024	December 31, 2024
Stock Price ..................................................................................................................	$11.50	$13.85
Stock Price Volatility ..................................................................................................	56.00%	56.00%
Credit Spread ..............................................................................................................	18.60%	18.80%